Schedule of Qualifying and Valuation Accounts (Details) (Allowance for Doubtful Accounts, Current [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts, Current [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation allowance, beginning balance	$ 2,190,762	$ 1,876,303	$ 1,629,814
Acquisitions and dispositions			(28,954)
Charged to costs and expenses	2,033,669	1,914,023	1,672,851
Write-offs	(1,786,577)	(1,599,564)	(1,397,408)
Valuation allowance, ending balance	$ 2,437,854	$ 2,190,762	$ 1,876,303